Description of Organization and Business Operations and Liquidity (Details Narrative) - USD ($)																			1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 28, 2025	Mar. 26, 2025	Mar. 25, 2025	Jan. 01, 2025	Dec. 03, 2024	Aug. 27, 2024	Jun. 05, 2024	Jun. 04, 2024	Nov. 28, 2023	Nov. 01, 2023	Oct. 09, 2023	Sep. 09, 2023	Mar. 09, 2023	Mar. 06, 2023	Aug. 16, 2022	Dec. 13, 2021	Dec. 09, 2021	Aug. 19, 2021	Dec. 31, 2024	Mar. 31, 2023	Sep. 30, 2025	Mar. 31, 2025	Mar. 24, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 31, 2025	May 16, 2025	May 05, 2025	Apr. 30, 2025	Apr. 18, 2025	Apr. 08, 2025	Mar. 06, 2025	Feb. 28, 2025	Feb. 05, 2025	Jan. 31, 2025	Jan. 04, 2025	Dec. 05, 2024	Oct. 31, 2023	Oct. 04, 2023	Sep. 08, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock	8,000,000
Share price					$ 11.77				$ 10.82					$ 10.35					$ 11.77								$ 11.77
Held in trust account																			$ 3,349,591		$ 1,375,147	$ 3,561,690			$ 1,375,147		$ 3,349,591	$ 28,668,218
Minimum net tangible asset upon consummation of business combination	$ 1,600,000,000																		$ 5,000,001								$ 5,000,001						$ 5,000,001		$ 5,000,001
Common stock par value	$ 0.001																		$ 0.001		$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001
Payment for subscription		$ 40,000,000	$ 40,000,000				$ 40,000,000	$ 40,000,000														$ 3,479,911			$ 3,107,875
Expected amount terminated, subscription																					$ 40,000,000	$ 40,000,000			$ 40,000,000
Excise tax percentage															1.00%						21.00%	21.00%		21.00%	21.00%	21.00%	21.00%	21.00%
Fair market value percentage															1.00%
Tax description																						Any amount of such Excise Tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.			Any amount of such excise tax not paid in full will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.		Any amount of such Excise Tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.
Cash																			$ 253,507		$ 357,729	$ 3,468			$ 357,729		$ 253,507	$ 79,073
Working capital																			$ 6,800,000		$ 8,600,000	$ 6,800,000			$ 8,600,000		$ 6,800,000
Business combination, description																						The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account excluding the deferred underwriting discounts and taxes payable on income earned on the Trust Account at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect a Business Combination.					The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account excluding the deferred underwriting discounts and taxes payable on income earned on the Trust Account at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect a Business Combination.
Minimum percentage of shares																			15.00%			15.00%					15.00%
Common stock exercised, value												$ 130,000							$ 3,270,000			$ 3,560,000					$ 3,270,000														$ 130,000	$ 130,000
public share												$ 0.0275							$ 11.76793003								$ 11.76793003														$ 0.0275	$ 0.0275
Payments in advance to affiliate										$ 390,000	$ 390,000	$ 390,000
Common stock exercised, shares					2,285,056				2,180,738					6,756,695					2,285,056	6,756,695
Redeem approximately value									$ 23,600,000					$ 69,920,000
Temporary Equity, Redemption Price Per Share																			$ 11.62		$ 12.78	$ 12.20			$ 12.78		$ 11.62	$ 10.90
Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Minimum net tangible asset upon consummation of business combination																																	$ 5,000,001
Payment for subscription																							$ 3,479,911
Expected amount terminated, subscription				$ 40,000,000
Common stock exercised, value																													$ 360,000	$ 120,000
Deposits																															$ 60,000			$ 60,000
Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercised, value																																								$ 240,000
Deposits																			$ 60,000								$ 60,000													$ 60,000
Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deposits																																						$ 60,000
Share-Based Payment Arrangement, Tranche Two [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercised, value																																							$ 240,000
Deposits																																							60,000
Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deposits																																				$ 60,000
Share-Based Payment Arrangement, Tranche Three [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercised, value																																							$ 240,000
Deposits																																					$ 60,000
Share Based Compensation Award Tranche Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deposits																						$ 60,000
Share Based Compensation Award Tranche Four [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercised, value																																			240,000
Deposits																																			$ 60,000
Share Based Compensation Award Tranche Five [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deposits																																$ 60,000
Share Based Compensation Award Tranche Six [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deposits																													$ 60,000
December 2024 Special Meeting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercised, value																			$ 3,270,000								$ 3,270,000
Common stock exercised, shares																											2,285,056
Temporary Equity, Redemption Price Per Share																			$ 11.77								$ 11.77
Common stock exercised, value																											$ 26,890,000
One Year Extension [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deposit trust accounts					$ 60,000				$ 60,000
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock																	10,000,000
Share price	10.00															$ 10.15	$ 10.00		10.15								$ 10.15
Proceeds from IPO																$ 116,725,000	$ 100,000,000
Common stock par value	$ 0.0001
Cash deposited to trust account for extension													$ 780,000
Common stock exercised, value													$ 390,000
public share																			10.15								10.15
Private Placement Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock																52,500	517,500	570,000
Share price																$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance of private placement																$ 525,000	$ 5,175,000	$ 5,700,000
Over-Allotment Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock																1,500,000	1,500,000
Proceeds from issuance or sale of equity																$ 15,000,000
Offering costs, net																6,887,896
Underwriting fees																2,300,000
Deferred underwriting fees																4,025,000
Other costs																$ 562,896
Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock																570,000	570,000
Share price																$ 10.00	$ 10.00
Proceeds from issuance of private placement																$ 5,700,000	$ 5,700,000
Private Placement [Member] | Pubco [member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share				$ 10.00		$ 10.00	$ 10.00	$ 10.00
Number of shares purchase value				$ 3,279,911		$ 40,200,000	$ 40,200,000	$ 40,200,000
Investment																						$ 1,124,361
Private Placement [Member] | Pubco [member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share				$ 10.00
Number of shares purchase value				$ 3,279,911
Investment				$ 879,911
Public Share [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price																			$ 11.62			$ 10.15					$ 11.62
Redemption on default of business combination																						The Company’s sponsor, officers and directors (the “Initial Stockholders”) have agreed not to propose an amendment to the Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of common stock in conjunction with any such amendment.					The Company’s sponsor, officers and directors (the “Initial Stockholders”) have agreed not to propose an amendment to the Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of common stock in conjunction with any such amendment.
Public Gold Marketing [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock exercised, value																																											$ 4,507,595
Deposited into trust account												$ 4,445,458